Share Option and Warrant Reserves (Details 3) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Option And Warrant Reserves
Risk-free interest rate	1.59%	1.97%
Expected dividend yield	0.00%	0.00%
Share price volatility	62.00%	67.00%
Expected forfeiture rate	0.00%	0.00%
Expected life (in years - weighted average)	4.33	4.36